Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended June 30, 2024, the Company has the following related party transactions:

	Six Months ended June 30, 2024	Six Months ended June 30, 2023	Three Months ended June 30, 2024	Three Months ended June 30, 2023

Directors fees	$5,516	$4,000	$3,513	$2,000
Salaries, wages, consultants and benefits	333,125	316,778	162,245	154,113
Selling and marketing	31,698	43,324	16,318	15,803
Stock-based compensation (Note 9)	64,383	79,761	40,460	48,779
Software technology development (Note 7)	121,206	134,875	61,058	76,048
Closing balance for the period	$555,928	$578,738	$283,594	$296,743